Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	379.77
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 379.77
Narrative - Max Aggregate Offering Price	$ 2,750,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true